Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 709,739	¥ 648,551	¥ 701,875
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on securities	146,849	8,238	(6,291)
Unrealized gain (loss) on derivative instruments	(4,756)	(2,231)	(1,533)
Foreign currency translation adjustments	114,739	(69,369)	(44,116)
Pension liability adjustments	36,458	(8,542)	(80,503)
Total other comprehensive income (loss)	293,290	(71,904)	(132,443)
Total comprehensive income (loss)	1,003,029	576,647	569,432
Less-Comprehensive income attributable to noncontrolling interests	228,591	163,081	173,905
Total comprehensive income (loss) attributable to NTT	¥ 774,438	¥ 413,566	¥ 395,527